Common and Preferred Share Capital - Schedule of Common Shares Issued (Detail) $ in Millions		12 Months Ended
	May 31, 2018 shares	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2017 CAD ($) shares	Oct. 31, 2016 CAD ($) shares	Aug. 31, 2017
Disclosure of classes of share capital [line items]
Balance at beginning of year		$ 31,237	$ 23,673
Balance at end of year		$ 35,116	$ 31,237	$ 23,673
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares		439,313,303	397,070,280	397,291,068
Equity-settled share-based compensation plans		999,675	990,934	815,767
Shareholder investment plan, Number of shares | shares		2,880,782	6,870,584	1,662,972
Employee share purchase plan, Number of shares | shares		1,044,893	1,071,051	373,382
Number of shares issued, Number of shares | shares		446,306,951	439,344,595	400,143,189
Purchase of common shares for cancellation, Number of shares | shares	3,500,000	(3,500,000)	0	(3,081,300)
Treasury shares, Number of shares | shares		19,429	(31,292)	8,391
Ending balance, Number of shares | shares		442,826,380	439,313,303	397,070,280
Balance at beginning of year		$ 12,548	$ 8,026	$ 7,813
Equity-settled share-based compensation plans		95	91	72
Shareholder investment plan, Amount		337	749	164
Employee share purchase plan, Amount		123	117	37
Number of shares issued, Amount		13,344	12,552	8,086
Purchase of common shares for cancellation, Amount		(104)	0	(61)
Treasury shares, Amount		3	(4)	1
Balance at end of year		$ 13,243	$ 12,548	$ 8,026
The private bank [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Issuance pursuant to acquisition, Number of shares		1,689,450	32,137,402	0
Issuance pursuant to acquisition, Amount		$ 194	$ 3,443	$ 0
Geneva Advisors [member]
Disclosure of classes of share capital [line items]
Issuance pursuant to acquisition, Number of shares					1,204,344
Geneva Advisors [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Issuance pursuant to acquisition, Number of shares		0	1,204,344	0
Issuance pursuant to acquisition, Amount		$ 0	$ 126	$ 0
Wellington Financial [member] | Common shares [member]
Disclosure of classes of share capital [line items]
Issuance pursuant to acquisition, Number of shares		378,848	0	0
Issuance pursuant to acquisition, Amount		$ 47	$ 0	$ 0